Annual Total Returns - Fidelity Flex Small Cap Index Fund [BarChart] - 04.30 Fidelity Flex Mid Cap Index Fund & Fidelity Flex Small Cap Index Fund combo PRO-07 - Fidelity Flex Small Cap Index Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Fidelity Flex Small Cap Index Fund
Bar Chart Table:
Annual Return 2018	(11.03%)
Annual Return 2019	25.69%
Annual Return 2020	20.05%